Note 1 - Basis of Presentation and General Information (Details Textual)									1 Months Ended	12 Months Ended
	Aug. 10, 2020	Aug. 07, 2020	May 28, 2020 USD ($) T	May 06, 2020 USD ($) T	Dec. 18, 2019 USD ($) T	Aug. 22, 2019	Mar. 26, 2018	Jan. 31, 2018 USD ($) T	Jun. 30, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Payments to Acquire Businesses, Gross										$ 62,000,000	$ 14,350,000	$ 23,450,000
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	25	25				20	10
COVID 19 [Member]
Decrease in Revenues from Off-hire Days										487,000
PCH Dreaming, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired								100.00%
Business Combination, Consideration Transferred, Total								$ 3,950,000
Charter Term (Year)								1 year	5 years
Charter Rate Per Day								$ 16,000	$ 15,100
Charter Option To Extend Term (Year)								2 years
Charter Option to Extend, Rate Per Day, Year One								$ 17,000
Charter Option to Extend, Rate Per Day, Year Two								$ 18,000
PCH Dreaming, Inc. [Member] | M/T Eco Marina Del Ray [Member]
Size of Vessel (US Ton) | T								50,000
South California, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired								100.00%
Size of Vessel (US Ton) | T								157,000
Business Combination, Consideration Transferred, Total								$ 8,950,000
Charter Term (Year)								1 year	3 years
Charter Rate Per Day								$ 25,000	$ 24,500
Charter Option To Extend Term (Year)								2 years	2 years
Charter Option to Extend, Rate Per Day, Year One								$ 26,000	$ 28,000
Charter Option to Extend, Rate Per Day, Year Two								$ 27,000	$ 29,500
Malibu Warrior, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired								100.00%
Size of Vessel (US Ton) | T								157,000
Business Combination, Consideration Transferred, Total								$ 8,950,000
Charter Term (Year)								1 year	3 years
Charter Rate Per Day								$ 25,000	$ 24,500
Charter Option To Extend Term (Year)								2 years	2 years
Charter Option to Extend, Rate Per Day, Year One								$ 26,000	$ 28,000
Charter Option to Extend, Rate Per Day, Year Two								$ 27,000	$ 29,500
ECO Seven, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired								10.00%
Business Combination, Consideration Transferred, Total								$ 1,600,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, including Subsequent Acquisition, Percentage, Total								100.00%
Santa Catalina Inc. and Santa Monica Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
Santa Catalina Inc. and Santa Monica Inc. [Member] | Asset under Construction [Member]
Size of Vessel (US Ton) | T					50,000
Business Combination, Consideration Transferred, Total					$ 14,350,000
Charter Term (Year)					3 years
Charter Rate Per Day					$ 17,500
Charter Option To Extend Term (Year)					2 years
Charter Option to Extend, Rate Per Day, Year One					$ 18,750
Charter Option to Extend, Rate Per Day, Year Two					$ 20,000
Number of Vessels					2
Advances of Shipyard Installments					$ 7,515,000
Capitalized Contract Cost, Net, Total					134,000
Santa Catalina Inc. and Santa Monica Inc. [Member] | Asset under Construction [Member] | Payable Upon Purchase of the Vessel Owning Companies [Member]
Business Combination, Contingent Consideration, Liability, Total					7,515,000
Santa Catalina Inc. and Santa Monica Inc. [Member] | Asset under Construction [Member] | Payable Upon Delivery of the Vessels From the Shipyard [Member]
Business Combination, Contingent Consideration, Liability, Total					$ 6,835,000
Three Marshall Islands Companies [Member]
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Business Combination, Consideration Transferred, Total				$ 18,000,000
Charter Term (Year)				5 years
Charter Rate Per Day				$ 16,200
Charter Option To Extend Term (Year)				2 years
Charter Rate Per Day, Optional Year One				$ 17,200
Charter Rate Per Day, Optional Year Two				$ 18,200
Payments to Acquire Businesses, Gross										16,850,000
Three Marshall Islands Companies [Member] | Due to Related Parties [Member]
Business Combination, Contingent Consideration, Liability, Total										$ 1,150,000
Three Marshall Islands Companies [Member] | Asset under Construction [Member]
Size of Vessel (US Ton) | T				50,000
Two Marshall Islands Companies [Member]
Business Acquisition, Percentage of Voting Interests Acquired			50.00%
Business Combination, Consideration Transferred, Total			$ 22,000,000
Charter Term (Year)			3 years
Charter Rate Per Day			$ 33,950
Charter Option To Extend Term (Year)			2 years
Charter Rate Per Day, Optional Year One			$ 34,750
Charter Rate Per Day, Optional Year Two			$ 36,750
Two Marshall Islands Companies [Member] | Asset under Construction [Member]
Size of Vessel (US Ton) | T			157,000
City of Athens [Member]
Equity Method Investment, Ownership Percentage										50.00%
Eco Nine [Member]
Equity Method Investment, Ownership Percentage										50.00%
California 19 Inc. [Member]
Equity Method Investment, Ownership Percentage										50.00%
California 20 Inc. [Member]
Equity Method Investment, Ownership Percentage										50.00%